Condensed Consolidated Statements of Convertible Preferred Shares and Shareholders' (Deficit) Equity (Unaudited) - USD ($) $ in Thousands	Total	Convertible Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Stockholders Equity, Beginning Balance at Dec. 31, 2017	$ 86,405	$ 134,069	$ 1,145	$ 6,808	$ 4,127	$ (59,744)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2017		33,277,678	8,927,121
Share-based compensation expense	1,104			1,104
Issuance of convertible preferred shares, Value	$ 2,249	$ 2,249
Issuance of convertible preferred shares, Shares		493,496
Ordinary shares issued as part of license arrangement, Value			$ 45	(45)
Ordinary shares issued as part of license arrangement, Shares			349,770
Exercise of share options, Shares	0
Foreign currency translation adjustment	$ 3,432				3,432
Net loss attributable to ordinary shareholders	(15,311)					(15,311)
Stockholders Equity, Ending Balance at Mar. 31, 2018	77,879	$ 136,318	$ 1,190	7,867	7,559	(75,055)
Stockholders Equity, Ending Balance, Shares at Mar. 31, 2018		33,771,174	9,276,891
Stockholders Equity, Beginning Balance at Dec. 31, 2018	311,338		$ 10,924	587,490	3,163	(290,239)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2018			85,865,557
Share-based compensation expense	3,821			3,821
Exercise of share options, Value	$ 5			5
Exercise of share options, Shares	1,471		1,471
Foreign currency translation adjustment	$ 3,051				3,051
Net loss attributable to ordinary shareholders	(30,739)					(30,739)
Stockholders Equity, Ending Balance at Mar. 31, 2019	$ 287,476		$ 10,924	$ 591,316	$ 6,214	$ (320,978)
Stockholders Equity, Ending Balance, Shares at Mar. 31, 2019			85,867,028